Share-based compensation (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of number and weighted-average exercise prices of share options

			Performance-based
	Time-vested Options		Options		Alignment award
		Wtd. Average		Wtd. Average		Wtd. Average
		Exercise Price		Exercise Price		Exercise Price
	Options	(USD)	Options	(USD)	Options	(USD)
June 30, 2020	2,005	500	1,620	1,000	—	N/A
granted	—	N/A	—	N/A	6,478,761	8.30
cancelled	(2,005)	500	(1,620)	1,000	—	N/A
forfeited	—	N/A	—	N/A	—	N/A
exercised	—	N/A	—	N/A	—	N/A
June 30, 2021	—	—	—	—	6,478,761	8.30

June 30, 2021	—	—	—	—	6,478,761	8.30
forfeited	—	N/A	—	N/A	—	N/A
exercised	—	N/A	—	N/A	71,086	18.59
June 30, 2022	—	—	—	—	6,407,675	8.30

Summary of inputs used in the measurement of the fair values at grant date of the equity-settled share-based payment plans

Black Scholes Model - Weighted Average Values	Tranche I	Tranche II	Tranche III

Weighted average fair value	$25.42	$22.93	$20.68
Exercise price	$5.79	$8.68	$11.58
Weighted average share price	$31.00	$31.00	$31.00
Expected volatility	60%	60%	60%
Expected life	2.32 years	2.32 years	2.32 years
Risk free rate	0.0%	0.0%	0.0%
Expected dividends	—	—	—

Summary of capital reserve related to stock options and restricted stock awards

	Year Ended June 30,
(in € thousands)	2021	2022

Classified within capital reserve (beginning of year)	1,055	76,325
Expense related to:	75,270	52,303
Share Options	427	—
Share Options (Alignment Grant)	26,820	49,837
Phantom Shares (Restoration Grant)	47,825	0
Restricted Shares	184	524
Restricted Share Units	13	1,943
Classified within capital reserve (end of year)	76,325	128,628

IPO Related One-Time Award Package
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of main features of one-time award package

Type of arrangement	Alignment Award	Restoration Award

Type of Award	Share Options	Phantom Shares
Date of first grant	January 20, 2021	January 20, 2021
Number granted	6,478,761	1,875,677
Vesting conditions	25% graded vesting of the granted share options in each of the next four years of service from grant date	The restoration awards are fully vested on the Grant Date.

Other One One-Time Award Package
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of main features of one-time award package

Sign-On
Type of arrangement	RSU Award

Type of Award	Restricted Shares Units
Date of first grant	June 1, 2021
Number granted	6,269
Vesting conditions	The restricted shares units vested in full on May 31, 2022.

Supervisory Board Award (Restricted Shares)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of main features of one-time award package

Annual Plan
Key Management Members
Type of arrangement	Supervisory Board Members plan			Long-Term Incentive Plan

Type of Award	Restricted Shares			Time-vesting RSUs	Non-market performance RSUs
Date of first grant	January 20, 2021	July 1, 2021	February 9, 2022	July 1, 2021	July 1, 2021
Number granted	15,384	7,393	22,880	62,217	108,947
Vesting conditions	The restricted shares vested in full on December 31, 2021.	The restricted shares vested in full on June 30, 2022.	The restricted shares are scheduled to vest in full on February 9, 2023.	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	3 year’s services from grant date and achievement of a certain level of cumulative gross profit.